Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Summary of contractually committed obligations and their maturity dates
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2-year	3-year	4-year	5-year	More than 5 years
	(U.S. dollars in thousands)

Services fees to the Manager*	4,031	1,031	600	600	600	600	600

Management fees to the Managers	3,319	455	455	455	455	455	1,044

Hire on Leased Vessel	1,360	402	402	402	154	-	-

Total obligations	$8,710	$1,888	$1,457	$1,457	$1,209	$1,055	$1,644

*As of June 1, 2017, the services fees were reduced to $50 per month from $136.